Commitments and Contingencies (Tables)	12 Months Ended
Dec. 30, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Obligations for Operating Leases

Future minimum lease obligations for operating leases with initial terms in excess of one year at December 30, 2012 are as follows:

2013	$62,069
2014	63,809
2015	63,636
2016	63,502
2017	61,578
Thereafter	381,706

Total payments	$696,300

Schedule of Future Minimum Lease Payments Required by All Capital and Financing Leases

As of December 30, 2012, future minimum lease payments required by all capital and financing leases during the initial lease term are as follows:

Fiscal Year	Capital Leases	Financing Leases
2013	$768	$12,124
2014	740	12,325
2015	538	12,390
2016	538	12,549
2017	538	12,361
Thereafter	1,493	82,148

Total	4,615	143,897
Plus balloon payment (financing leases)	—	53,009
Less amount representing interest	(1,260)	(92,622)

Net present value of capital and financing lease obligations	3,355	104,284
Less current portion	(495)	(2,884)

Total long-term	$2,860	$101,400